Distribution Date:	08/17/26	BANK 2026-BNK52
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2026-BNK52

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Attention: Jane Lam		jane.lam@morganstanley.com;
					cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
Exchangeable Certificate Detail	5	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Additional Information	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	10-14		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	15-17	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Mortgage Loan Detail (Part 2)	18-20
			Tom Klump	(703) 302-8080	tklump@ncb.coop
Principal Prepayment Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Historical Detail	22	Special Servicer	CWCapital Asset Management LLC
Delinquency Loan Detail	23		Attention: Legal Department		CWCAMContractNotices@cwcapital.com
Collateral Stratification and Historical Detail	24		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Specially Serviced Loan Detail - Part 1	25	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	26		Attention: BANK 2026-BNK52 – Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	27		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	28	Trustee	Deutsche Bank National Trust Company
Historical Bond / Collateral Loss Reconciliation Detail	29		Attention: Trust Administration		cmbsadmin@list.db.com
Interest Shortfall Detail - Collateral Level	30		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05495BBA3	4.845000%	12,080,000.00	12,080,000.00	153,229.10	48,773.00	0.00	0.00	202,002.10	11,926,770.90	30.01%	30.00%
A-SB	05495BBB1	5.578000%	18,255,000.00	18,255,000.00	0.00	84,855.32	0.00	0.00	84,855.32	18,255,000.00	30.01%	30.00%
A-4	05495BBC9	5.299000%	169,050,000.00	169,050,000.00	0.00	746,496.63	0.00	0.00	746,496.63	169,050,000.00	30.01%	30.00%
A-5	05495BBH8	5.586000%	299,199,000.00	299,199,000.00	0.00	1,392,771.34	0.00	0.00	1,392,771.34	299,199,000.00	30.01%	30.00%
A-S	05495BBQ8	5.839000%	91,704,000.00	91,704,000.00	0.00	446,216.38	0.00	0.00	446,216.38	91,704,000.00	17.13%	17.13%
B	05495BBV7	6.039000%	31,161,000.00	31,161,000.00	0.00	156,817.73	0.00	0.00	156,817.73	31,161,000.00	12.75%	12.75%
C	05495BCA2	6.294416%	24,039,000.00	24,039,000.00	0.00	126,092.89	0.00	0.00	126,092.89	24,039,000.00	9.38%	9.38%
D	05495BAJ5	4.500000%	18,697,000.00	18,697,000.00	0.00	70,113.75	0.00	0.00	70,113.75	18,697,000.00	6.75%	6.75%
E	05495BAL0	3.691416%	14,245,000.00	14,245,000.00	0.00	43,820.19	0.00	0.00	43,820.19	14,245,000.00	4.75%	4.75%
F	05495BAN6	3.691416%	8,013,000.00	8,013,000.00	0.00	24,649.43	0.00	0.00	24,649.43	8,013,000.00	3.63%	3.63%
G*	05495BAQ9	3.691416%	25,820,167.00	25,820,167.00	0.00	79,427.48	0.00	0.00	79,427.48	25,820,167.00	0.00%	0.00%
RR	05495BAU0	6.391416%	29,867,535.15	29,867,535.15	6,425.40	159,079.87	0.00	0.00	165,505.27	29,861,109.75	0.00%	0.00%
RR Interest	N/A	6.391416%	7,620,000.00	7,620,000.00	1,639.29	40,585.49	0.00	0.00	42,224.78	7,618,360.71	0.00%	0.00%
V	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05495BAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			749,750,702.15	749,750,702.15	161,293.79	3,419,699.50	0.00	0.00	3,580,993.29	749,589,408.36

X-A	05495BBN5	0.920973%	498,584,000.00	498,584,000.00	0.00	382,651.88	0.00	0.00	382,651.88	498,430,770.90
X-B	05495BBP0	0.435469%	146,904,000.00	146,904,000.00	0.00	53,310.16	0.00	0.00	53,310.16	146,904,000.00
X-D	05495BAA4	1.891416%	18,697,000.00	18,697,000.00	0.00	29,469.84	0.00	0.00	29,469.84	18,697,000.00
X-E	05495BAC0	2.700000%	14,245,000.00	14,245,000.00	0.00	32,051.25	0.00	0.00	32,051.25	14,245,000.00
X-F	05495BAE6	2.700000%	8,013,000.00	8,013,000.00	0.00	18,029.25	0.00	0.00	18,029.25	8,013,000.00
X-G	05495BAG1	2.700000%	25,820,167.00	25,820,167.00	0.00	58,095.38	0.00	0.00	58,095.38	25,820,167.00
Notional SubTotal			712,263,167.00	712,263,167.00	0.00	573,607.76	0.00	0.00	573,607.76	712,109,937.90

Deal Distribution Total					161,293.79	3,993,307.26	0.00	0.00	4,154,601.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05495BBA3	1,000.00000000	12.68452815	4.03750000	0.00000000	0.00000000	0.00000000	0.00000000	16.72202815	987.31547185
A-SB	05495BBB1	1,000.00000000	0.00000000	4.64833306	0.00000000	0.00000000	0.00000000	0.00000000	4.64833306	1,000.00000000
A-4	05495BBC9	1,000.00000000	0.00000000	4.41583336	0.00000000	0.00000000	0.00000000	0.00000000	4.41583336	1,000.00000000
A-5	05495BBH8	1,000.00000000	0.00000000	4.65499998	0.00000000	0.00000000	0.00000000	0.00000000	4.65499998	1,000.00000000
A-S	05495BBQ8	1,000.00000000	0.00000000	4.86583333	0.00000000	0.00000000	0.00000000	0.00000000	4.86583333	1,000.00000000
B	05495BBV7	1,000.00000000	0.00000000	5.03249992	0.00000000	0.00000000	0.00000000	0.00000000	5.03249992	1,000.00000000
C	05495BCA2	1,000.00000000	0.00000000	5.24534673	0.00000000	0.00000000	0.00000000	0.00000000	5.24534673	1,000.00000000
D	05495BAJ5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	05495BAL0	1,000.00000000	0.00000000	3.07618041	0.00000000	0.00000000	0.00000000	0.00000000	3.07618041	1,000.00000000
F	05495BAN6	1,000.00000000	0.00000000	3.07617996	0.00000000	0.00000000	0.00000000	0.00000000	3.07617996	1,000.00000000
G	05495BAQ9	1,000.00000000	0.00000000	3.07617995	0.00000000	0.00000000	0.00000000	0.00000000	3.07617995	1,000.00000000
RR	05495BAU0	1,000.00000000	0.21512991	5.32618005	0.00000000	0.00000000	0.00000000	0.00000000	5.54130996	999.78487009
RR Interest	N/A	1,000.00000000	0.21512992	5.32617979	0.00000000	0.00000000	0.00000000	0.00000000	5.54130971	999.78487008
V	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05495BAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05495BBN5	1,000.00000000	0.00000000	0.76747726	0.00000000	0.00000000	0.00000000	0.00000000	0.76747726	999.69267145
X-B	05495BBP0	1,000.00000000	0.00000000	0.36289114	0.00000000	0.00000000	0.00000000	0.00000000	0.36289114	1,000.00000000
X-D	05495BAA4	1,000.00000000	0.00000000	1.57618014	0.00000000	0.00000000	0.00000000	0.00000000	1.57618014	1,000.00000000
X-E	05495BAC0	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
X-F	05495BAE6	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
X-G	05495BAG1	1,000.00000000	0.00000000	2.25000016	0.00000000	0.00000000	0.00000000	0.00000000	2.25000016	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	48,773.00	0.00	48,773.00	0.00	0.00	0.00	48,773.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	84,855.32	0.00	84,855.32	0.00	0.00	0.00	84,855.32	0.00
A-4	07/01/26 - 07/30/26	30	0.00	746,496.63	0.00	746,496.63	0.00	0.00	0.00	746,496.63	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,392,771.35	0.00	1,392,771.35	0.00	0.00	0.00	1,392,771.34	0.00
X-A	07/01/26 - 07/30/26	30	0.00	382,651.88	0.00	382,651.88	0.00	0.00	0.00	382,651.88	0.00
X-B	07/01/26 - 07/30/26	30	0.00	53,310.16	0.00	53,310.16	0.00	0.00	0.00	53,310.16	0.00
A-S	07/01/26 - 07/30/26	30	0.00	446,216.38	0.00	446,216.38	0.00	0.00	0.00	446,216.38	0.00
B	07/01/26 - 07/30/26	30	0.00	156,817.73	0.00	156,817.73	0.00	0.00	0.00	156,817.73	0.00
C	07/01/26 - 07/30/26	30	0.00	126,092.89	0.00	126,092.89	0.00	0.00	0.00	126,092.89	0.00
X-D	07/01/26 - 07/30/26	30	0.00	29,469.84	0.00	29,469.84	0.00	0.00	0.00	29,469.84	0.00
X-E	07/01/26 - 07/30/26	30	0.00	32,051.25	0.00	32,051.25	0.00	0.00	0.00	32,051.25	0.00
X-F	07/01/26 - 07/30/26	30	0.00	18,029.25	0.00	18,029.25	0.00	0.00	0.00	18,029.25	0.00
X-G	07/01/26 - 07/30/26	30	0.00	58,095.38	0.00	58,095.38	0.00	0.00	0.00	58,095.38	0.00
D	07/01/26 - 07/30/26	30	0.00	70,113.75	0.00	70,113.75	0.00	0.00	0.00	70,113.75	0.00
E	07/01/26 - 07/30/26	30	0.00	43,820.19	0.00	43,820.19	0.00	0.00	0.00	43,820.19	0.00
F	07/01/26 - 07/30/26	30	0.00	24,649.43	0.00	24,649.43	0.00	0.00	0.00	24,649.43	0.00
G	07/01/26 - 07/30/26	30	0.00	79,427.48	0.00	79,427.48	0.00	0.00	0.00	79,427.48	0.00
RR	07/01/26 - 07/30/26	30	0.00	159,079.87	0.00	159,079.87	0.00	0.00	0.00	159,079.87	0.00
RR Interest	07/01/26 - 07/30/26	30	0.00	40,585.49	0.00	40,585.49	0.00	0.00	0.00	40,585.49	0.00
Totals			0.00	3,993,307.27	0.00	3,993,307.27	0.00	0.00	0.00	3,993,307.26	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	5.299000%	169,050,000.00	169,050,000.00	0.00	746,496.63	0.00	0.00	746,496.63	169,050,000.00
A-4-1	05495BBD7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	05495BBE5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	5.586000%	299,199,000.00	299,199,000.00	0.00	1,392,771.34	0.00	0.00	1,392,771.34	299,199,000.00
A-5-1	05495BBJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	05495BBK1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	5.839000%	91,704,000.00	91,704,000.00	0.00	446,216.38	0.00	0.00	446,216.38	91,704,000.00
A-S-1	05495BBR6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	05495BBS4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	05495BBT2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	05495BBU9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.039000%	31,161,000.00	31,161,000.00	0.00	156,817.73	0.00	0.00	156,817.73	31,161,000.00
B-1	05495BBW5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	05495BBX3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	05495BBY1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	05495BBZ8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.294416%	24,039,000.00	24,039,000.00	0.00	126,092.89	0.00	0.00	126,092.89	24,039,000.00
C-1	05495BCB0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	05495BCC8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	05495BCD6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	05495BCE4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			615,153,000.00	615,153,000.00	0.00	2,868,394.97	0.00	0.00	2,868,394.97	615,153,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	05495BBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	05495BBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	05495BBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	05495BBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	05495BBR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	05495BBS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	05495BBW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	05495BBX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	05495BBY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	05495BBZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	05495BCB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	05495BCC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	05495BBT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	05495BBU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	05495BCD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	05495BCE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information

Total Available Distribution Amount (1)	4,154,601.05
Non-VRR Interest Available Funds	3,946,871.01
VRR Interest Available Funds	207,730.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,014,925.05	Master Servicing Fee	11,836.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,865.43
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.81
ARD Interest	0.00	Operating Advisor Fee	1,149.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,014,925.05	Total Fees	21,617.74

Principal		Expenses/Reimbursements
Scheduled Principal	161,293.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	161,293.79	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,993,307.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	161,293.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,154,601.05
Total Funds Collected	4,176,218.84	Total Funds Distributed	4,176,218.79

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	749,750,702.96	749,750,702.96	Beginning Certificate Balance	749,750,702.15
(-) Scheduled Principal Collections	161,293.79	161,293.79	(-) Principal Distributions	161,293.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	749,589,409.17	749,589,409.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	749,750,702.96	749,750,702.96	Ending Certificate Balance	749,589,408.36
Ending Actual Collateral Balance	749,589,409.17	749,589,409.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.81)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	40	107,888,107.94	14.39%	116	6.2794	3.859667	1.39 or less	17	112,186,272.29	14.97%	116	6.2017	1.126862
$5,000,001 to $10,000,000	12	83,414,192.68	11.13%	117	5.8823	3.019027	1.400000 to 1.749999	21	224,602,739.99	29.96%	116	6.3391	1.582215
$10,000,001 to $20,000,000	11	171,174,537.17	22.84%	116	6.1145	1.704309	1.750000 to 1.999999	8	158,966,798.11	21.21%	116	6.6333	1.859557
$20,000,001 to $40,000,000	7	204,712,571.38	27.31%	116	6.2764	2.361854	2.000000 to 2.999999	9	160,785,141.53	21.45%	117	5.7571	2.344349
$40,000,001 to $50,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.000000 to 4.999999	9	68,326,347.07	9.12%	118	6.0180	4.453956
$100,000,001 or greater	3	182,400,000.00	24.33%	117	6.3697	1.825691	5.000000 or greater	9	24,722,110.18	3.30%	116	6.0937	12.856041
Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942	Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	49,940,086.61	6.66%	115	6.4610	1.770000
							Industrial	2	25,984,298.10	3.47%	116	6.1907	1.541545
California	10	105,950,000.00	14.13%	117	5.7144	3.172879
							Lodging	3	128,940,086.61	17.20%	115	6.4833	1.740684
Colorado	2	27,900,000.00	3.72%	113	6.3128	1.213118
							Mixed Use	1	32,000,000.00	4.27%	119	5.9580	4.710000
Florida	1	45,500,000.00	6.07%	118	6.9809	1.830000
							Mobile Home Park	7	22,825,000.00	3.05%	114	6.5819	1.517623
Georgia	1	1,049,227.38	0.14%	117	6.4900	1.570000
							Multi-Family	44	184,151,277.61	24.57%	116	6.0673	3.478797
Indiana	9	24,825,000.00	3.31%	115	5.9742	1.642508
							Office	4	128,387,468.64	17.13%	118	6.5946	1.813191
Maryland	2	28,700,000.00	3.83%	115	6.1293	1.680801
							Retail	5	145,800,000.00	19.45%	117	6.2403	1.747709
Mississippi	1	3,250,000.00	0.43%	118	6.6490	1.180000
							Self Storage	13	82,100,000.00	10.95%	116	5.5262	2.431096
Missouri	1	15,487,468.64	2.07%	115	6.1950	1.600000
							Totals	79	749,589,409.17	100.00%	116	6.2187	2.369942
New York	43	271,852,050.23	36.27%	117	6.1642	2.954273

North Carolina	1	18,484,298.10	2.47%	115	6.0100	1.530000

Texas	2	38,000,000.00	5.07%	118	6.4300	2.340000

Virginia	3	46,800,000.00	6.24%	116	6.2638	1.367863

Washington	1	54,000,000.00	7.20%	116	6.6000	1.970000

Wyoming	1	18,450,000.00	2.46%	116	6.1810	1.410000

Totals	79	749,589,409.17	100.00%	116	6.2187	2.369942

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	17	229,148,991.74	30.57%	116	5.6747	2.802001	12 months or less	73	749,589,409.17	100.00%	116	6.2187	2.369942
	6.0000% to 6.2499%	25	148,838,620.50	19.86%	116	6.1043	2.615580	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.2500% to 6.4999%	18	156,657,102.75	20.90%	116	6.4055	2.411732	Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942
	6.5000% or greater	13	214,944,694.18	28.67%	117	6.7417	1.708782
	Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	7	58,950,000.00	7.86%	113	6.2353	1.462655	Interest Only	33	478,875,000.00	63.88%	116	6.1426	2.551165
	115	17	164,091,210.26	21.89%	115	6.1719	1.748534	296 or less	2	49,687,619.01	6.63%	115	6.4610	1.770000
	116	19	209,533,734.77	27.95%	116	5.9970	3.029311	297 to 359	28	188,071,007.74	25.09%	117	6.3684	1.977505
	117	14	73,839,804.56	9.85%	117	5.8491	2.534369	360 to 475	3	13,972,864.27	1.86%	116	5.7929	3.088594
	118	15	211,174,659.58	28.17%	118	6.6392	2.039738	476 or greater	7	18,982,918.15	2.53%	117	6.3342	2.727686
	119	1	32,000,000.00	4.27%	119	5.9580	4.710000	Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942
	120 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		43	626,891,602.78	83.63%	116	6.2470	2.521098			No outstanding loans in this group
	12 months or less	12	57,037,120.89	7.61%	115	6.1582	1.467203
	13 months to 24 months	18	65,660,685.50	8.76%	116	6.0015	1.710970
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	749,589,409.17	100.00%	116	6.2187	2.369942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	331951001	OF	New York	NY	Actual/360	6.761%	436,046.37	0.00	0.00	N/A	06/06/36	--	74,900,000.00	74,900,000.00	08/06/26
2	251019150	LO	Bellevue	WA	Actual/360	6.600%	306,900.00	0.00	0.00	N/A	04/01/36	--	54,000,000.00	54,000,000.00	08/01/26
3	261019584	RT	New York	NY	Actual/360	5.590%	257,528.19	0.00	0.00	N/A	04/01/36	--	53,500,000.00	53,500,000.00	08/01/26
4	310973926	LO	Anchorage	AK	Actual/360	6.461%	166,065.37	35,766.30	0.00	N/A	03/11/36	--	29,848,337.68	29,812,571.38	08/11/26
4A	310973927				Actual/360	6.461%	110,710.25	23,844.19	0.00	N/A	03/11/36	--	19,898,891.82	19,875,047.63	08/11/26
5	331951002	RT	Miami	FL	Actual/360	6.981%	210,396.57	0.00	0.00	N/A	06/01/36	--	35,000,000.00	35,000,000.00	08/01/26
5A	331951102				Actual/360	6.981%	63,118.97	0.00	0.00	N/A	06/01/36	--	10,500,000.00	10,500,000.00	08/01/26
6	261019923	OF	Dallas	TX	Actual/360	6.430%	210,403.89	0.00	0.00	N/A	06/06/36	--	38,000,000.00	38,000,000.00	08/06/26
7	300802711	MU	Los Angeles	CA	Actual/360	5.958%	164,176.00	0.00	0.00	N/A	07/01/36	--	32,000,000.00	32,000,000.00	08/01/26
8	331951003	RT	Various	VA	Actual/360	6.093%	62,961.00	0.00	0.00	N/A	03/01/36	--	12,000,000.00	12,000,000.00	08/01/26
8A	331951103				Actual/360	6.093%	104,935.00	0.00	0.00	N/A	03/01/36	--	20,000,000.00	20,000,000.00	08/01/26
9	310973025	LO	Denver	CO	Actual/360	6.276%	135,108.33	0.00	0.00	N/A	01/01/36	--	25,000,000.00	25,000,000.00	08/01/26
10	251019232	SS	Los Angeles	CA	Actual/360	5.480%	111,837.67	0.00	0.00	N/A	04/01/36	--	23,700,000.00	23,700,000.00	08/01/26
11	251019051	MF	Fort Washington	MD	Actual/360	5.950%	108,620.56	0.00	0.00	N/A	02/01/36	--	21,200,000.00	21,200,000.00	08/01/26
12	300802684	MF	Alpine	WY	Actual/360	6.181%	98,200.64	0.00	0.00	N/A	04/01/36	--	18,450,000.00	18,450,000.00	08/01/26
13	251018348	IN	Raleigh	NC	Actual/360	6.010%	95,391.51	15,644.31	0.00	N/A	03/01/36	--	18,432,152.56	18,416,508.25	08/01/26
14	251018740	SS	Various	IN	Actual/360	5.790%	89,745.00	0.00	0.00	N/A	03/01/36	--	18,000,000.00	18,000,000.00	08/01/26
15	251018834	OF	Sunset Hills	MO	Actual/360	6.195%	82,395.14	12,487.27	0.00	N/A	03/01/36	--	15,445,468.56	15,432,981.29	08/01/26
16	410970321	RT	Lynchburg	VA	Actual/360	6.633%	84,533.90	0.00	0.00	N/A	06/11/36	--	14,800,000.00	14,800,000.00	08/11/26
17	251019235	SS	Pasadena	CA	Actual/360	5.290%	54,663.33	0.00	0.00	N/A	05/01/36	--	12,000,000.00	12,000,000.00	08/01/26
18	251019234	SS	Los Angeles	CA	Actual/360	5.450%	54,908.75	0.00	0.00	N/A	05/01/36	--	11,700,000.00	11,700,000.00	08/01/26
			Rancho Santa
19	251019236	SS		CA	Actual/360	5.370%	46,241.67	0.00	0.00	N/A	05/01/36	--	10,000,000.00	10,000,000.00	08/01/26
			Margarit
20	470150550	MF	Bronx	NY	Actual/360	6.010%	43,989.86	0.00	0.00	N/A	06/01/36	--	8,500,000.00	8,500,000.00	08/01/26
21	410972837	IN	Frederick	MD	Actual/360	6.636%	42,857.50	0.00	0.00	N/A	05/11/36	--	7,500,000.00	7,500,000.00	08/11/26
22	251019215	MF	New York	NY	Actual/360	5.550%	34,410.00	0.00	0.00	N/A	04/01/36	--	7,200,000.00	7,200,000.00	08/01/26
23	470149270	MF	Hewlett	NY	Actual/360	5.480%	32,979.79	3,028.92	0.00	N/A	04/01/36	--	6,988,888.22	6,985,859.30	08/01/26
24	470148510	MF	New York	NY	Actual/360	5.530%	33,197.81	6,679.28	0.00	N/A	03/01/36	--	6,971,481.92	6,964,802.64	08/01/26
25	251019127	MH	Middlebury	IN	Actual/360	6.460%	37,965.96	0.00	0.00	N/A	03/01/36	--	6,825,000.00	6,825,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	251019233	SS	Camarillo	CA	Actual/360	5.770%	33,289.69	0.00	0.00	N/A	04/01/36	--	6,700,000.00	6,700,000.00	08/01/26
27	470148330	MF	Bronx	NY	Actual/360	6.080%	31,382.54	4,899.67	0.00	N/A	06/01/36	--	5,994,117.79	5,989,218.12	08/01/26
28	470150220	MF	Oceanside	NY	Actual/360	6.070%	30,261.71	4,773.67	0.00	N/A	05/01/36	--	5,789,559.98	5,784,786.31	08/01/26
29	470149850	MF	Elmhurst	NY	Actual/360	5.990%	28,317.32	4,622.61	0.00	N/A	05/01/36	--	5,489,920.80	5,485,298.19	08/01/26
30	470149160	MF	Forest Hills	NY	Actual/360	5.880%	27,767.39	4,784.76	0.00	N/A	04/01/36	--	5,484,012.88	5,479,228.12	08/01/26
31	470149210	MF	Suffern	NY	Actual/360	6.120%	26,307.43	1,622.65	0.00	N/A	03/01/36	--	4,991,921.78	4,990,299.13	08/01/26
32	470150070	MF	White Plains	NY	Actual/360	6.330%	26,144.55	1,378.11	0.00	N/A	05/01/36	--	4,796,431.51	4,795,053.40	08/01/26
33	470149380	MF	Jackson Heights	NY	Actual/360	6.120%	23,715.00	0.00	0.00	N/A	04/01/36	--	4,500,000.00	4,500,000.00	08/01/26
34	470149920	MF	Howard Beach	NY	Actual/360	6.030%	23,323.81	3,742.82	0.00	N/A	05/01/36	--	4,491,826.90	4,488,084.08	08/01/26
35	470150010	MF	Yonkers	NY	Actual/360	6.440%	24,890.64	3,375.09	0.00	N/A	04/01/36	--	4,488,395.01	4,485,019.92	08/01/26
36	470150320	MF	Irvington	NY	Actual/360	5.960%	22,581.78	0.00	0.00	N/A	06/01/36	--	4,400,000.00	4,400,000.00	08/01/26
37	470149870	MF	Forest Hills	NY	Actual/360	6.440%	22,172.35	1,075.16	0.00	N/A	06/01/36	--	3,998,219.16	3,997,144.00	08/01/26
38	470150420	MF	New Rochelle	NY	Actual/360	6.410%	22,068.98	1,093.30	0.00	N/A	06/01/36	--	3,998,204.39	3,997,111.09	08/01/26
39	470147560	MF	Bronx	NY	Actual/360	6.370%	21,883.66	3,058.06	0.00	N/A	04/01/36	--	3,989,526.55	3,986,468.49	08/01/26
40	470149110	MF	Brooklyn	NY	Actual/360	6.350%	21,814.70	3,074.73	0.00	N/A	04/01/36	--	3,989,481.14	3,986,406.41	08/01/26
41	470149660	MF	Bronx	NY	Actual/360	6.100%	20,952.81	3,286.98	0.00	N/A	04/01/36	--	3,988,901.51	3,985,614.53	08/01/26
42	470148310	MF	New York	NY	Actual/360	6.190%	19,722.03	0.00	0.00	N/A	04/01/36	--	3,700,000.00	3,700,000.00	08/01/26
43	470148630	MF	Jackson Heights	NY	Actual/360	6.140%	19,034.00	0.00	0.00	N/A	05/01/36	--	3,600,000.00	3,600,000.00	08/01/26
44	470149720	MF	Mohegan Lake	NY	Actual/360	6.030%	18,155.76	2,896.06	0.00	N/A	06/01/36	--	3,496,535.68	3,493,639.62	08/01/26
45	251018516	MH	Rough and Ready	CA	Actual/360	6.630%	19,982.08	0.00	0.00	N/A	01/01/36	--	3,500,000.00	3,500,000.00	08/01/26
46	470147550	MF	New York	NY	Actual/360	6.310%	18,952.46	2,734.41	0.00	N/A	03/01/36	--	3,488,004.10	3,485,269.69	08/01/26
47	470149700	MF	Rego Park	NY	Actual/360	6.130%	15,265.77	2,364.31	0.00	N/A	04/01/36	--	2,892,004.88	2,889,640.57	08/01/26
48	300802710	MH	Gulfport	MS	Actual/360	6.649%	18,607.97	0.00	0.00	N/A	06/01/36	--	3,250,000.00	3,250,000.00	08/01/26
49	251018517	MH	Fort Collins	CO	Actual/360	6.630%	16,556.58	0.00	0.00	N/A	01/01/36	--	2,900,000.00	2,900,000.00	08/01/26
50	470150030	MF	Pleasantville	NY	Actual/360	6.210%	13,892.69	795.29	0.00	N/A	05/01/36	--	2,597,978.48	2,597,183.19	08/01/26
51	251018514	MH	Lodi	CA	Actual/360	6.630%	15,414.75	0.00	0.00	N/A	01/01/36	--	2,700,000.00	2,700,000.00	08/01/26
52	470149350	MF	New York	NY	Actual/360	6.450%	13,052.29	0.00	0.00	N/A	06/01/36	--	2,350,000.00	2,350,000.00	08/01/26
53	470149590	MF	Flushing	NY	Actual/360	6.510%	12,592.60	1,643.73	0.00	N/A	05/01/36	--	2,246,337.91	2,244,694.18	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	470148580	MF	Garden City	NY	Actual/360	5.990%	11,048.97	1,827.55	0.00	N/A	03/01/36	--	2,142,079.80	2,140,252.25	08/01/26
55	470149020	MF	Forest Hills	NY	Actual/360	6.070%	10,440.13	661.89	0.00	N/A	04/01/36	--	1,997,367.73	1,996,705.84	08/01/26
56	251018515	MH	Beaumont	CA	Actual/360	6.630%	11,989.25	0.00	0.00	N/A	01/01/36	--	2,100,000.00	2,100,000.00	08/01/26
57	470149190	MF	Great Neck	NY	Actual/360	5.860%	8,553.35	1,486.50	0.00	N/A	04/01/36	--	1,695,037.74	1,693,551.24	08/01/26
58	470148910	MF	Tarrytown	NY	Actual/360	6.480%	9,037.61	1,212.13	0.00	N/A	03/01/36	--	1,619,643.95	1,618,431.82	08/01/26
59	470149740	MF	Bronx	NY	Actual/360	6.270%	7,553.09	415.01	0.00	N/A	05/01/36	--	1,398,935.49	1,398,520.48	08/01/26
60	470148840	MF	Freeport	NY	Actual/360	6.080%	7,042.48	1,121.02	0.00	N/A	03/01/36	--	1,345,125.86	1,344,004.84	08/01/26
61	251018518	MH	Jackson	CA	Actual/360	6.630%	8,849.21	0.00	0.00	N/A	01/01/36	--	1,550,000.00	1,550,000.00	08/01/26
62	470149470	MF	New York	NY	Actual/360	6.020%	6,720.04	1,090.84	0.00	N/A	04/01/36	--	1,296,331.19	1,295,240.35	08/01/26
63	470149680	MF	New York	NY	Actual/360	6.160%	6,360.29	376.60	0.00	N/A	05/01/36	--	1,199,049.64	1,198,673.04	08/01/26
64	470149420	MF	Yonkers	NY	Actual/360	6.070%	6,249.64	999.06	0.00	N/A	03/01/36	--	1,195,657.71	1,194,658.65	08/01/26
65	470149810	MF	Atlanta	GA	Actual/360	6.490%	5,858.45	771.36	0.00	N/A	05/01/36	--	1,048,283.05	1,047,511.69	08/01/26
66	470149230	MF	Great Neck	NY	Actual/360	6.180%	5,321.67	0.00	0.00	N/A	04/01/36	--	1,000,000.00	1,000,000.00	08/01/26
67	470149790	MF	Great Neck	NY	Actual/360	6.250%	5,379.42	297.98	0.00	N/A	06/01/36	--	999,530.93	999,232.95	08/01/26
68	470150460	MF	Brooklyn	NY	Actual/360	6.360%	5,471.58	757.31	0.00	N/A	06/01/36	--	999,071.11	998,313.80	08/01/26
69	470147790	MF	New York	NY	Actual/360	6.220%	5,337.37	800.30	0.00	N/A	03/01/36	--	996,501.72	995,701.42	08/01/26
70	470148480	MF	New York	NY	Actual/360	6.200%	5,320.13	804.56	0.00	N/A	03/01/36	--	996,485.83	995,681.27	08/01/26
Totals							4,014,925.05	161,293.79	0.00				749,750,702.96	749,589,409.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	6,778,474.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	249,930.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,069,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	677,813.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	483,062.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	469,668.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	315,119.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	307,892.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	198,696.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	327,938.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	182,730.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	268,967.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	135,896.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	304,280.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	494,538.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	120,979.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	135,432.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	157,505.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	161,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	412,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	42,688.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	62,346.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	(3,522.37)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	16,206.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	157,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	165,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	53,171.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	230,696.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	33,214.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	227,809.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	7,459,436.35	6,778,474.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.218725%	6.185246%	116
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0	0
	0 - 6 Months	0	0		0	0
	7 - 12 Months	0	0		0	0
	13 - 24 Months	0	0		0	0
	25 - 36 Months	0	0		0	0
	37 - 48 Months	0	0		0	0
	49 - 60 Months	0	0		0	0
	> 60 Months	749,589,409	749,589,409		0	0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Aug-26	749,589,409	749,589,409	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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